Loans and Allowance for Credit Losses - Composition of Loan Portfolio (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 286,810
Total loans	286,810	$ 280,432
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	96,849	91,958
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	102,444	97,561
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,539	40,463
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	65,034	59,783
Other Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	56,430	57,324
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,595	5,603
Commercial Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	28,596	29,367
Construction and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,943	11,096
Residential Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,034	46,685
Home Equity Loans, First Liens [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,000	13,098
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	23,363	22,180
Retail Leasing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,546	7,988
Home Equity and Second Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,122	16,327
Revolving Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,088	3,183
Installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,676	8,989
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,719	18,934
Student [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 279	1,903
Covered Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans		$ 3,121